Expense Example - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Investor Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530